FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Net working capital	$ 169,146	$ 92,307
Cash	$ 231,596	$ 234,898	$ 67,718
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Equity securities price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Potential amount recognized in other comprehensive income	$ 9,377
Potential amount recognized in profit or loss	$ 3,052